Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Deferred Policy Acquisition Costs	$ 290.8	$ 306.6		$ 291.1
Net Reserves for Losses and LAE	4,313.7	3,970.1		4,632.0		$ 4,996.6
Net Reserves for Unearned Premiums	1,516.2	1,363.7		1,294.0
Net earned premiums	2,410.5	2,527.5	[1]	2,293.3	[1]
Net Investment Income	147.5	154.6		197.3
Losses and LAE Expenses	1,693.3	1,840.8		1,679.7
Policy Acquisition Expenses	414.1	465.7		412.7
Net written premiums	2,587.7	2,577.8		2,427.9
General and Administrative Expenses	333.1	308.0		341.5
Reinsurance
Deferred Policy Acquisition Costs	205.2	206.8		210.3
Net Reserves for Losses and LAE	2,148.4	2,095.7		2,605.9
Net Reserves for Unearned Premiums	688.6	617.6		599.9
Net earned premiums	1,118.8	1,287.7		1,255.2
Losses and LAE Expenses	705.2	958.6		917.9
Policy Acquisition Expenses	221.6	246.0		264.9
Net written premiums	1,199.0	1,297.7		1,251.1
General and Administrative Expenses	121.3	110.8		111.7
Insurance
Deferred Policy Acquisition Costs	85.6	99.8		80.8
Net Reserves for Losses and LAE	2,165.3	1,874.4		2,026.1
Net Reserves for Unearned Premiums	827.6	746.1		694.1
Net earned premiums	1,291.7	1,239.8		1,038.1
Losses and LAE Expenses	988.1	882.2		761.8
Policy Acquisition Expenses	192.5	219.7		147.8
Net written premiums	1,388.7	1,280.1		1,176.8
General and Administrative Expenses	$ 211.8	$ 197.2		$ 229.8

[1]	Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after income taxes have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.